Annual Fund Operating Expenses	Apr. 30, 2026
Airbus SE ADRhedged(TM) | Airbus SE ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Anheuser-Busch InBev SA/NV ADRhedged | Anheuser-Busch InBev SA/NV ADRhedged Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Argenx SE ADRhedged(TM) | Argenx SE ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Arm Holdings PLC ADRhedged(TM) | Arm Holdings PLC ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
ASE Technologies Holding co. Ltd. ADRhedged(TM) | ASE Technologies Holding co. Ltd. ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
ASML Holding NV ADRhedged(TM) | ASML Holding NV ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Banco Santander S.A. ADRhedged | Banco Santander S.A. ADRhedged Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Barclays PLC ADRhedged(TM) | Barclays PLC ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Bayer AG ADRhedged(TM) | Bayer AG ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Bayerische Motoren Werke AG ADRhedged(TM) | Bayerische Motoren Werke AG ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
BP p.l.c. ADRhedged | BP p.l.c. ADRhedged Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
British American Tobacco p.l.c. ADRhedged | British American Tobacco p.l.c. ADRhedged Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Deutsche Telekom AG ADRhedged(TM) | Deutsche Telekom AG ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Diageo plc ADRhedged | Diageo plc ADRhedged Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
GSK plc ADRhedged | GSK plc ADRhedged Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Haleon plc ADRhedged(TM) | Haleon plc ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Heineken NV ADRhedged(TM) | Heineken NV ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Hermes International SA ADRhedged(TM) | Hermes International SA ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Hitachi Ltd. ADRhedged(TM) | Hitachi Ltd. ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Honda Motor Co. LTd. ADRhedged(TM) | Honda Motor Co. LTd. ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
HSBC Holdings plc ADRhedged | HSBC Holdings plc ADRhedged Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
ING Groep NV ADRhedged(TM) | ING Groep NV ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
L'Oreal SA ADRhedged(TM) | L'Oreal SA ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Lloyds Banking Group plc ADRhedged(TM) | Lloyds Banking Group plc ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) | LVMH Moet Hennessy Louis Vuitton SE ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Mitsubishi UFJ Financial Group, Inc. ADRhedged | Mitsubishi UFJ Financial Group, Inc. ADRhedged Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Mizuho Financial Group Inc. ADRhedged(TM) | Mizuho Financial Group Inc. ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
National Grid plc ADRhedged(TM) | National Grid plc ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Nestle SA ADRhedged(TM) | Nestle SA ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
NOVARTIS AG ADRhedged | NOVARTIS AG ADRhedge Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Novo Nordisk A/S (B Shares) ADRhedged | Novo Nordisk A/S (B Shares) ADRhedged Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Rio Tinto plc ADRhedged(TM) | Rio Tinto plc ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Roche Holding AG ADRhedged(TM) | Roche Holding AG ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
SANOFI ADRhedged | SANOFI ADRhedged Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
SAP SE ADRhedged | SAP SE ADRhedged Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Shell plc ADRhedged | Shell plc ADRhedged Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Siemens AG ADRhedged(TM) | Siemens AG ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Silicon Motion Technology Corp. ADRhedged(TM) | Silicon Motion Technology Corp. ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Softbank Group Corp. ADRhedged(TM) | Softbank Group Corp. ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Sony Group Corp. ADRhedged(TM) | Sony Group Corp. ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
STMicroelectronics NV ADRhedged(TM) | STMicroelectronics NV ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged(TM) | Taiwan Semiconductor Manufacturing Co. Ltd. ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
TotalEnergies SE ADRhedged | TotalEnergies SE ADRhedged Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Toyota Motor Corporation ADRhedged | Toyota Motor Corporation ADRhedged Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Unilever PLC ADRhedged(TM) | Unilever PLC ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
United Microelectronics Corp. ADRhedged(TM) | United Microelectronics Corp. ADRhedged(TM) Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%
Vodafone Group Plc ADRhedged | Vodafone Group Plc ADRhedged Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.19%